UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Tisbury Capital (North America) LP

   Address:   2 International Place, 24th Floor
              Boston MA  02110

   Form 13F File Number:   28-12510

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true correct and complete and that it is understood that all required items statements schedules lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Gerard Griffin
   Title:   Managing Director
   Phone:   617-892-7700

Signature Place and Date of Signing:



   /s/ Gerard Griffin          London, England          February 7, 2008

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

                            FORM 13F SUMMARY PAGE

Tisbury Capital (North America) LP
28-12510
Report for Period Ended:  12/31/2007

Report Summary:

   Number of Other Included Managers:                 0
   Form 13F Information Table Entry Total:           41
   Form 13F Information Table Value Total:   $1,841,343 (thousands)

List of Other Included Managers:

   None

                          FORM 13F INFORMATION TABLE

           COLUMN 1                 COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COL 6   COLUMN 7           COLUMN 8
  ---------------------------- ---------------- --------- -------- ----------------- ------- ---------- --------------------------
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT   OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
  ---------------------------- ---------------- --------- -------- -------- --- ---- ------- ---------- -------- -------- --------
ALCOA INC                      COM              013817101   102340  2800000 SH  CALL SOLE                2800000
ALLIANCE DATA SYSTEMS CORP     COM              018581108   244440  3259631 SH       SOLE                3259631
ALTRIA GROUP INC               COM              02209S103   151160  2000000 SH  CALL SOLE                2000000
AMGEN INC                      COM              031162AD2    42724   920000 SH  CALL SOLE                 920000
AQUILA INC                     COM              03840P102     3383   907000 SH       SOLE                 907000
ARDEA BIOSCIENCES INC          COM              03969P107     1385    90500 SH       OTHER                 90500
BEA SYSTEMS INC                COM              073325102    28727  1820500 SH       SOLE                1820500
BLUE NILE INC                  COM              09578R103     2192    40000 SH  PUT  SOLE                  40000
BOSTON SCIENTIFIC CORP         COM              101137107    23420  2013800 SH       SOLE                2013800
CVS CAREMARK CORP              COM              126650100    43725  1100000 SH  CALL SOLE                1100000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    11515   470000 SH       SOLE                 470000
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109    36750  1500000 SH  CALL SOLE                1500000
CACHE INC                      COM NEW          127150308     6999   749383 SH       SOLE                 749383
CHENIERE ENERGY INC            COM NEW          16411R208    21573   660944 SH       SOLE                 660944
CHENIERE ENERGY INC            COM NEW          16411R208    42432  1300000 SH  CALL SOLE                1300000
CHITTENDEN CORP                COM              170228100    11864   333082 SH       SOLE                 333082
CHRISTOPHER & BANKS CORP       COM              171046105     1901   166000 SH       SOLE                 166000
CHRISTOPHER & BANKS CORP       COM              171046105     2290   200000 SH  CALL SOLE                 200000
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   234977  6806982 SH       SOLE                6806982
CLEAR CHANNEL COMMUNICATIONS   COM              184502102   103560  3000000 SH  PUT  SOLE                3000000
COMCAST CORP NEW               CL A             20030N101     9130   500000 SH       SOLE                 500000
ENDO PHARMACEUT HLDGS INC      COM              29264F205    20980   786650 SH       SOLE                 786650
FREEPORT-MCMORAN COPPER        COM              35671D857    79391   775000 SH  CALL SOLE                 775000
GENESCO INC                    COM              371532102    18787   497000 SH       SOLE                 497000
HEALTHSPRING INC               COM              42224N101    32007  1680134 SH       SOLE                1680134
LAS VEGAS SANDS CORP           COM              517834107     5153    50000 SH  PUT  SOLE                  50000
MELCO PBL ENTMNT LTD           ADR              585464100      578    50000 SH  CALL SOLE                  50000
MONOGRAM BIOSCIENCES INC       COM              60975U108     5085  3581143 SH       OTHER               3581143
NBTY INC                       COM              628782104     3546   129400 SH       SOLE                 129400
OFFICEMAX INC DEL              COM              67622P101    35122  1700000 SH  CALL SOLE                1700000
PENN NATL GAMING INC           COM              707569109    50636   850319 SH       SOLE                 850319
REYNOLDS AMERICAN INC          COM              761713106    65960  1000000 SH  CALL SOLE                1000000
SCHERING PLOUGH CORP           COM              806605101     2928   109900 SH       OTHER                109900
SIERRA HEALTH SVCS INC         COM              826322109   102328  2438712 SH       SOLE                2438712
STAPLES INC                    COM              855030102    27103  1174800 SH       SOLE                1174800
THRESHOLD PHARMACEUTICALS INC  COM              885807107      203   383337 SH       OTHER                383337
UAP HLDG CORP                  COM              903441103    19111   495096 SH       SOLE                 495096
WEBSENSE INC                   COM              947684106    12582   740988 SH       SOLE                 740988
WEBSENSE INC                   COM              947684106      170    10000 SH  CALL SOLE                  10000
WELLPOINT INC                  COM              94973V107     3843    43800 SH       OTHER                 43800
YAHOO INC                      COM              984332106   229343  9860000 SH  CALL SOLE                9860000